Preferred Shares (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share Capital [Abstract]
Preferred Stock, Shares Outstanding	20,000,000		18,000,000	18,000,000
Payments of Dividends	$ (2,076)	$ 0
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 0.045		$ 0.045
Preferred Stock, Dividend Rate, Percentage	4.50%		4.50%
Preferred Stock, Liquidation Preference Per Share	$ 1.00		$ 1.00	$ 1.00
Convertible Preferred Stock, Shares Issued upon Conversion	0.1270		0.1270
Preferred Stock, Redemption Price Per Share	$ 1.00		$ 1.00
Preferred Stock, Amount of Preferred Dividends in Arrears	$ 23		$ 1,620
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears			$ 0.26